Business segment information - Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reporting Segment [Line Items]
Total revenues	$ 104,206	$ 99,157	$ 126,657
Non-current assets	19,374	21,411	23,673
Panama
Disclosure of Reporting Segment [Line Items]
Total revenues	5,872	7,580	8,649
Non-current assets	18,795	19,888	20,976
Brazil
Disclosure of Reporting Segment [Line Items]
Total revenues	9,802	7,054	13,122
Non-current assets	138	129	222
Mexico
Disclosure of Reporting Segment [Line Items]
Total revenues	17,318	14,480	18,757
Non-current assets	75	535	1,510
Colombia
Disclosure of Reporting Segment [Line Items]
Total revenues	12,116	13,462	10,348
Non-current assets	51	56	55
Costa Rica
Disclosure of Reporting Segment [Line Items]
Total revenues	10,862	8,494	7,906
Non-current assets	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Total revenues	8,990	9,242	13,640
Non-current assets	0	0	0
Argentina
Disclosure of Reporting Segment [Line Items]
Total revenues	5,454	8,163	14,889
Non-current assets	157	212	185
Other
Disclosure of Reporting Segment [Line Items]
Total revenues	33,792	30,682	39,346
Non-current assets	$ 158	$ 591	$ 725